Credit Risk - Summary of Business Banking by Forbearance (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,528	£ 1,481
Business Banking
Disclosure of credit risk exposure [line items]
Forbearance	4	4
Business Banking | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	0	0
Business Banking | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	£ 4	£ 4